UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2025

Item 1.	Reports to Stockholders.

(a)

DWS California Tax-Free Income Fund

Class A: KCTAX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	327,722,215
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	584,717
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	22%
BBB	11%
BB	2%
Not Rated	16%

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	11%
Lease Obligations	7%
Variable Rate Demand Notes	5%
Excrow to Maturity/Prerefunded Bonds	1%
Other	1%
Other Assets and Liabilities, Net	0%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRS-A

R-104887-1 (04/25)

DWS California Tax-Free Income Fund

Class C: KCTCX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	327,722,215
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	584,717
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	22%
BBB	11%
BB	2%
Not Rated	16%

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	11%
Lease Obligations	7%
Variable Rate Demand Notes	5%
Excrow to Maturity/Prerefunded Bonds	1%
Other	1%
Other Assets and Liabilities, Net	0%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRS-C

R-104887-1 (04/25)

DWS California Tax-Free Income Fund

Institutional Class: DCLIX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	327,722,215
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	584,717
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	22%
BBB	11%
BB	2%
Not Rated	16%

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	11%
Lease Obligations	7%
Variable Rate Demand Notes	5%
Excrow to Maturity/Prerefunded Bonds	1%
Other	1%
Other Assets and Liabilities, Net	0%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRS-I

R-104887-1 (04/25)

DWS California Tax-Free Income Fund

Class S: SDCSX

Semi-Annual Shareholder Report—February 28, 2025

This semi-annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	327,722,215
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	584,717
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	22%
BBB	11%
BB	2%
Not Rated	16%

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	11%
Lease Obligations	7%
Variable Rate Demand Notes	5%
Excrow to Maturity/Prerefunded Bonds	1%
Other	1%
Other Assets and Liabilities, Net	0%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Although the Fund seeks income that is exempt from California and federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DCATF-TSRS-S

R-104887-1 (04/25)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

February 28, 2025
Semiannual Financial Statements and Other Information
DWS California Tax-Free Income Fund

Contents
3	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
21	Notes to Financial Statements
31	Shareholder Meeting Results
32	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS California Tax-Free Income Fund

Investment Portfolioas of February 28, 2025 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 98.9%
California 95.0%
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AGMC	2,000,000	2,128,429
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2043 (a)	2,000,000	2,109,234
California, Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue:
Series B, AMT, 5.25%, 7/1/2049	1,000,000	1,062,629
Series B, AMT, 5.25%, 7/1/2054	500,000	529,343
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	830,659
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,433,452
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 4.0% (b), 2/1/2052, GTY: Morgan Stanley	4,500,000	4,546,223
Series B-1, 5.0% (b), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,840,475
Series A-1, 5.0% (b), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,579,984
Series E, 5.0% (b), 2/1/2055, GTY: Morgan Stanley	1,500,000	1,628,989
Series 2024-H, 5.0% (b), 1/1/2056, GTY: New York Life Insurance Co.	2,000,000	2,205,347
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	13,025,000	2,924,846
Series B-1, 5.0%, 6/1/2049	325,000	329,311
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,500,000	1,243,417
Series A, 144A, 5.0%, 7/1/2051	3,500,000	3,394,905
California, Department of Veterans Affairs, Veteran’s Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	880,000	930,614
California, EL Dorado Irrigation District Revenue, Series C, Prerefunded, 5.0%, 3/1/2032	2,750,000	2,819,931
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,154,868
California, Enterprise Development Authority Revenue, Rocklin Academy Obligated Group, 144A, 5.0%, 6/1/2054	600,000	612,834
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,300,000	7,985,681
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	3

	Principal Amount ($)	Value ($)
Series M-049, 3.05%, 4/15/2034	2,210,000	2,075,933
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,020,112
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	901,263
Series C, 4.0%, 1/15/2043	2,500,000	2,491,389
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	3,112,992
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	1,266,618	1,189,904
“A", Series 2021-1, 3.5%, 11/20/2035	2,819,662	2,751,081
“A", Series 2021-2, 3.75%, 3/25/2035	3,084,793	3,070,829
Series A, 4.25%, 1/15/2035	2,029,380	2,092,823
California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AGMC	1,000,000	1,097,624
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project:
Series A-4, 144A, AMT, 8.0% (b), 1/1/2050	2,000,000	2,065,867
Series A, 144A, AMT, 9.5% (b), 1/1/2065 (a)	2,000,000	2,029,943
California, Infrastructure & Economic Development Bank Revenue, Equitable School Revolving Fund LLC Obligated Group, Series B, 5.0%, 11/1/2049	1,000,000	1,064,374
California, Moreland School District, General Obligation, Series B, 5.0%, 8/1/2040 (a)	2,000,000	2,301,916
California, Mount Diablo Unified School District, Series B, 4.0%, 8/1/2035	2,000,000	2,113,731
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	8,346,973
California, Municipal Finance Authority Revenue, Eskaton Properties, Inc. Obligated Group, 5.0%, 11/15/2044	1,250,000	1,327,101
California, Municipal Finance Authority Revenue, PRS-California Obligated Group:
Series A, 5.0%, 4/1/2044	1,000,000	1,077,901
Series A, 5.0%, 4/1/2049	1,000,000	1,058,049
Series A, 5.0%, 4/1/2054	1,000,000	1,050,450
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,096,629
California, Municipal Finance Authority, Community Facilities District No. 2023-7, Area No. 1, 5.0%, 9/1/2054	700,000	720,807
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,356,268
The accompanying notes are an integral part of the financial statements.

4	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
California, Municipal Finance Authority, Waste Disposal Revenue, Series A, AMT, 4.125% (b), 10/1/2041, GTY: Waste Management Holdings	480,000	480,686
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	2,028,947
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	349,389
Series A, 144A, 5.0%, 7/1/2054	1,000,000	891,768
California, Regents of the University of California Medical Center Pooled Revenue:
Series B1, 0.85% (c), 3/3/2025	6,510,000	6,510,000
Series P, 3.5%, 5/15/2054	2,000,000	1,754,334
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	2,020,112
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AGMC	500,000	534,221
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,099,671
4.0%, 9/1/2046	1,910,000	1,695,239
4.0%, 9/1/2051	1,000,000	883,393
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	2,047,471
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	642,958
California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	511,612
Series A, 144A, 5.0%, 10/1/2052	1,000,000	1,002,625
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,029,214
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,774,166
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AGMC	610,000	644,238
Series A, ETM, 5.0%, 9/1/2040, INS: AGMC	20,000	21,793
Series A, ETM, 5.0%, 9/1/2042, INS: AGMC	45,000	49,035
California, State Educational Facilities Authority Revenue, Series A, 4.0%, 12/1/2050	1,000,000	883,106
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	5

	Principal Amount ($)	Value ($)
California, State General Obligation:
5.0%, 10/1/2042	1,000,000	1,114,966
Series C, 5.0%, 11/1/2042	4,000,000	4,438,971
5.0%, 10/1/2045	750,000	825,207
Series CU, 5.5%, 12/1/2052	1,780,000	1,944,363
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group:
Series B, 0.85% (c), 3/3/2025, LOC: Barclays Bank PLC	195,000	195,000
Series A, 5.25%, 12/1/2041	1,250,000	1,374,169
Series A, 5.25%, 12/1/2042	1,830,000	1,998,482
Series A, 5.25%, 12/1/2043	1,500,000	1,623,610
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	3,304,607
California, State Health Facilities Financing Authority Revenue, Children’s Hospital of Orange County Obligated Group, Series B, 5.0% (b), 11/1/2054	1,000,000	1,121,477
California, State Health Facilities Financing Authority Revenue, Scripps Health Obligated Group, Series B-1, 5.0% (b), 11/15/2061	2,500,000	2,700,132
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (b), 5/1/2054	1,200,000	1,233,732
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,723,401
California, State Municipal Finance Authority Revenue, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio:
Series A, 5.0%, 8/15/2049	1,000,000	1,051,294
Series A, 5.0%, 8/15/2054	1,000,000	1,046,530
Series A, 5.0%, 8/15/2059	1,000,000	1,039,364
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	1,250,000	1,319,850
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group, 4.0%, 10/1/2046	3,000,000	2,846,685
California, State Municipal Finance Authority Revenue, Ignatian Corp., Series A, 5.0%, 9/1/2049	1,000,000	1,093,024
California, State Municipal Finance Authority Revenue, Republic Service, Inc., Series A, AMT, 3.875% (b), 3/1/2054	1,000,000	1,005,945
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,235,392
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,076,906
The accompanying notes are an integral part of the financial statements.

6	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,501,176
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,240,000	1,250,961
California, State Public Finance Authority Revenue, Hazelden Betty Ford Foundation, Series 2025-A, 5.0%, 11/1/2054	1,250,000	1,314,057
California, State Public Works Board, Lease Revenue:
Series C, 5.0%, 8/1/2032	1,095,000	1,239,202
Series A, 5.0%, 8/1/2033	1,250,000	1,410,638
Series C, 5.0%, 8/1/2033	1,145,000	1,292,144
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,923,300
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,856,831
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,358,168
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	758,802
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,062,442
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	657,154
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 4.0%, 4/1/2046	3,780,000	3,574,596
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	2,000,000	2,040,862
California, Statewide Communities Development Authority Revenue, John Muir Health Obligated Group, Series A, 5.25%, 12/1/2054	2,000,000	2,176,177
California, Statewide Communities Development Authority Revenue, Moldaw Residences, 5.0%, 11/1/2049	1,000,000	1,074,308
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 1.63% (c), 3/7/2025, LOC: Wells Fargo Bank NA	500,000	500,000
California, Val Verde Unified School District, General Obligation, Series C, 4.0%, 8/1/2049, INS: AGMC	2,000,000	1,981,523
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	610,710
4.0%, 9/1/2045	750,000	705,871
4.0%, 9/1/2050	900,000	825,511
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	7

	Principal Amount ($)	Value ($)
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	2,074,581
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,044,659
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,588,808
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	709,927
Series D, 5.0%, 9/1/2049	745,000	755,248
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,054,191
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,245,195
5.0%, 9/1/2052	1,000,000	1,032,897
Los Angeles, CA, County Public Works Financing Authority, Lease Revenue:
Series G, 5.0%, 12/1/2041	1,000,000	1,103,408
Series G, 5.0%, 12/1/2042	1,390,000	1,521,869
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	1,000,000	1,120,138
Series B, 5.0%, 7/1/2052	1,000,000	1,048,837
Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2028	1,000,000	1,052,001
Series B, AMT, 5.0%, 5/15/2029	3,450,000	3,624,297
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,394,300
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,383,769
Series B, AMT, 5.0%, 5/15/2035	750,000	759,824
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,177,446
Los Angeles, CA, Department of Water & Power Revenue, Series B-5, 3.75% (c), 3/7/2025, SPA: Barclays Bank PLC	700,000	700,000
Los Angeles, CA, Department of Water & Power Water System Revenue, Series B-4, 3.45% (c), 3/3/2025, SPA: Barclays Bank PLC	1,000,000	1,000,000
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,119,720
Series A, 5.0%, 5/1/2043	1,000,000	1,113,019
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,503,185
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,791,762
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AGMC	3,500,000	3,806,767
Orange County, CA, State Water District, Certificate of Participation, Series A, 0.98% (c), 3/7/2025, LOC: Bank of America NA	6,500,000	6,500,000
The accompanying notes are an integral part of the financial statements.

8	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,021,087
Riverside County, CA, Transportation Commission, Series B-2, 3.0%, 6/1/2048, INS: BAM	5,447,000	4,373,221
Sacramento County, CA, Airport System Revenue:
Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,098,886
Series C, AMT, 5.0%, 7/1/2032	4,985,000	5,211,199
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,721,809
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	569,040
Series A, 5.0%, 10/15/2041	1,000,000	1,123,351
Series A, 5.0%, 10/15/2042	500,000	558,095
Series A, 5.0%, 10/15/2043	585,000	643,176
San Diego, CA, Unified School District, Election of 2012, Series ZR-5C, 5.0%, 7/1/2039 (a)	1,500,000	1,719,120
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series B, 0.75% (c), 3/7/2025, LOC: Barclays Bank PLC	2,060,000	2,060,000
Series 2ND, AMT, 5.0%, 5/1/2048	3,700,000	3,745,350
Series D, Prerefunded, AMT, 5.0%, 5/1/2048	5,000	5,204
Series A, AMT, 5.25%, 5/1/2044	250,000	269,651
Series A, AMT, 5.25%, 5/1/2049	500,000	534,396
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,416,546
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,036,548
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	429,570
Series A, 5.0%, 10/1/2041	200,000	225,516
Series B, Prerefunded, 5.0%, 10/1/2042	750,000	879,553
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	2,648,931
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	7,162,784
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	438,968
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: BAM	3,625,000	3,660,526
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	9

	Principal Amount ($)	Value ($)
Series A, 5.0%, 9/1/2034, INS: BAM	2,205,000	2,226,090
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	891,304
5.0%, 8/15/2035, INS: AGMC	700,000	732,736
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,149,375
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,459,147
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2025, INS: NATL	1,520,000	1,541,474
5.65%, 9/1/2026, INS: NATL	1,605,000	1,674,371
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,130,351
Southern California, Public Power Authority, Southern Transmission System Revenue, 5.0%, 7/1/2044	3,165,000	3,407,578
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	800,847
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,596,075
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	3,000,000	3,038,852
		311,413,223
Guam 1.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	696,338
Series A, 5.0%, 7/1/2043	975,000	1,038,770
Series A, 5.0%, 1/1/2046	885,000	932,003
Series A, 5.0%, 1/1/2050	360,000	371,741
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,079,433
Series A, 5.0%, 10/1/2038	960,000	986,151
Series A, 5.0%, 10/1/2040	665,000	679,488
		5,783,924
Puerto Rico 1.3%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	800,268
Series A1, 4.0%, 7/1/2046	1,030,435	940,372
The accompanying notes are an integral part of the financial statements.

10	|	DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Hospital Auxilio Mutuo Obligated Group Project, 5.0%, 7/1/2031	925,000	1,002,407
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 4.75%, 7/1/2053	1,545,000	1,537,394
		4,280,441
Other 0.8%
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,811,609	2,694,484
Total Municipal Investments (Cost $327,821,099)		324,172,072

	Shares	Value ($)
Closed-End Investment Companies 1.3%
Eaton Vance California Municipal Bond Fund (Cost $4,135,616)	442,701	4,156,962

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $331,956,715)	100.2	328,329,034
Other Assets and Liabilities, Net	(0.2)	(606,819)
Net Assets	100.0	327,722,215

(a)	When-issued or delayed delivery securities included.
(b)
Variable or floating rate security. These securities are shown at their current rate as of
February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28, 2025. Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	11

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by
U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$324,172,072	$—	$324,172,072
Closed-End Investment Companies	4,156,962	—	—	4,156,962
Total	$4,156,962	$324,172,072	$—	$328,329,034

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

12	|	DWS California Tax-Free Income Fund

Statement of Assets and Liabilities
as of February 28, 2025 (Unaudited)

Assets
Investment in securities, at value (cost $331,956,715)	$328,329,034
Cash	2,578
Receivable for investments sold	5,000
Receivable for Fund shares sold	4,265,099
Interest receivable	3,615,952
Other assets	43,837
Total assets	336,261,500
Liabilities
Payable for investments purchased — when-issued/delayed delivery securities	7,932,495
Payable for Fund shares redeemed	201,875
Distributions payable	118,043
Accrued management fee	60,065
Accrued Trustees' fees	5,165
Other accrued expenses and payables	221,642
Total liabilities	8,539,285
Net assets, at value	$327,722,215
Net Assets Consist of
Distributable earnings (loss)	(22,276,927)
Paid-in capital	349,999,142
Net assets, at value	$327,722,215
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	13

Statement of Assets and Liabilities as of February 28, 2025 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($196,276,887 ÷ 29,425,455 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.67
Maximum offering price per share (100 ÷ 97.25 of $6.67)	$6.86
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,601,917 ÷ 241,787 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.63
Class S
Net Asset Value, offering and redemption price per share ($114,498,255 ÷ 17,199,391 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.66
Institutional Class
Net Asset Value, offering and redemption price per share ($15,345,156 ÷ 2,305,791 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$6.66
The accompanying notes are an integral part of the financial statements.

14	|	DWS California Tax-Free Income Fund

Statement of Operations
for the six months ended February 28, 2025 (Unaudited)

Investment Income
Income:
Interest	$6,160,292
Dividends	139,781
Total income	6,300,073
Expenses:
Management fee	639,912
Administration fee	158,010
Services to shareholders	160,538
Distribution and service fees	236,515
Custodian fee	2,434
Professional fees	60,138
Reports to shareholders	17,045
Registration fees	27,684
Trustees' fees and expenses	7,826
Other	23,014
Total expenses before expense reductions	1,333,116
Expense reductions	(195,176)
Total expenses after expense reductions	1,137,940
Net investment income	5,162,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(636,614)
Change in net unrealized appreciation (depreciation) on investments	(1,546,971)
Net gain (loss)	(2,183,585)
Net increase (decrease) in net assets resulting from operations	$2,978,548
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	15

Statements of Changes in Net Assets
	Six Months Ended February 28, 2025	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2024
Operations:
Net investment income	$5,162,133	$11,239,630
Net realized gain (loss)	(636,614)	(4,903,062)
Change in net unrealized appreciation (depreciation)	(1,546,971)	18,669,592
Net increase (decrease) in net assets resulting from operations	2,978,548	25,006,160
Distributions to shareholders:
Class A	(2,926,906)	(6,488,877)
Class C	(18,532)	(57,524)
Class S	(1,916,350)	(4,139,759)
Institutional Class	(231,369)	(417,021)
Total distributions	(5,093,157)	(11,103,181)
Fund share transactions:
Proceeds from shares sold	24,071,455	31,134,339
Reinvestment of distributions	4,582,203	9,867,498
Payments for shares redeemed	(39,621,918)	(77,825,266)
Net increase (decrease) in net assets from Fund share transactions	(10,968,260)	(36,823,429)
Increase (decrease) in net assets	(13,082,869)	(22,920,450)
Net assets at beginning of period	340,805,084	363,725,534
Net assets at end of period	$327,722,215	$340,805,084

The accompanying notes are an integral part of the financial statements.

16	|	DWS California Tax-Free Income Fund

Financial Highlights
DWS California Tax-Free Income Fund — Class A
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.71	$6.45	$6.58	$7.65	$7.56	$7.77
Income (loss) from investment operations:
Net investment income[a]	.10	.20	.19	.18	.18	.21
Net realized and unrealized gain (loss)	(.04 )	.26	(.13 )	(.99 )	.16	(.15 )
Total from investment operations	.06	.46	.06	(.81 )	.34	.06
Less distributions from:
Net investment income	(.10 )	(.20 )	(.19 )	(.18 )	(.18 )	(.21 )
Net realized gains	—	—	—	(.08 )	(.07 )	(.06 )
Total distributions	(.10 )	(.20 )	(.19 )	(.26 )	(.25 )	(.27 )
Net asset value, end of period	$6.67	$6.71	$6.45	$6.58	$7.65	$7.56
Total Return (%)[b,c]	.91 *	7.27	1.01	(10.76)	4.56	.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	196	205	220	259	337	352
Ratio of expenses before expense reductions (%)	.89 **	.86	.86	.84	.87	.87
Ratio of expenses after expense reductions (%)	.79 **	.79	.78	.76	.79	.78
Ratio of net investment income (%)	3.08 **	3.11	3.02	2.54	2.42	2.76
Portfolio turnover rate (%)	21 *	49	59	49	41	57

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	17

DWS California Tax-Free Income Fund — Class C
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.67	$6.41	$6.53	$7.60	$7.51	$7.72
Income (loss) from investment operations:
Net investment income[a]	.08	.15	.15	.13	.13	.15
Net realized and unrealized gain (loss)	(.04 )	.26	(.12 )	(.99 )	.16	(.15 )
Total from investment operations	.04	.41	.03	(.86 )	.29	—
Less distributions from:
Net investment income	(.08 )	(.15 )	(.15 )	(.13 )	(.13 )	(.15 )
Net realized gains	—	—	—	(.08 )	(.07 )	(.06 )
Total distributions	(.08 )	(.15 )	(.15 )	(.21 )	(.20 )	(.21 )
Net asset value, end of period	$6.63	$6.67	$6.41	$6.53	$7.60	$7.51
Total Return (%)[b,c]	.53 *	6.50	.40	(11.52)	3.79	.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	6	9	18
Ratio of expenses before expense reductions (%)	1.67 **	1.63	1.62	1.61	1.63	1.64
Ratio of expenses after expense reductions (%)	1.54 **	1.54	1.53	1.51	1.54	1.53
Ratio of net investment income (%)	2.32 **	2.37	2.27	1.78	1.69	2.01
Portfolio turnover rate (%)	21 *	49	59	49	41	57

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS California Tax-Free Income Fund

DWS California Tax-Free Income Fund — Class S
	Six Months Ended 2/28/25	Years Ended August 31,
	(Unaudited)	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$6.70	$6.44	$6.56	$7.63	$7.55	$7.75
Income (loss) from investment operations:
Net investment income[a]	.11	.22	.21	.20	.20	.23
Net realized and unrealized gain (loss)	(.04 )	.26	(.12 )	(.99 )	.15	(.14 )
Total from investment operations	.07	.48	.09	(.79 )	.35	.09
Less distributions from:
Net investment income	(.11 )	(.22 )	(.21 )	(.20 )	(.20 )	(.23 )
Net realized gains	—	—	—	(.08 )	(.07 )	(.06 )
Total distributions	(.11 )	(.22 )	(.21 )	(.28 )	(.27 )	(.29 )
Net asset value, end of period	$6.66	$6.70	$6.44	$6.56	$7.63	$7.55
Total Return (%)[b]	1.03 *	7.55	1.42	(10.57)	4.68	1.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	114	120	128	156	299	323
Ratio of expenses before expense reductions (%)	.70 **	.67	.66	.69	.72	.73
Ratio of expenses after expense reductions (%)	.54 **	.54	.53	.51	.54	.53
Ratio of net investment income (%)	3.32 **	3.36	3.27	2.77	2.67	3.01
Portfolio turnover rate (%)	21 *	49	59	49	41	57

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS California Tax-Free Income Fund	|	19

DWS California Tax-Free Income Fund — Institutional Class
	Six Months Ended 2/28/25	Years Ended August 31,			Period Ended
	(Unaudited)	2024	2023	2022	8/31/21[a]
Selected Per Share Data
Net asset value, beginning of period	$6.70	$6.44	$6.56	$7.63	$7.62
Income (loss) from investment operations:
Net investment income[b]	.11	.22	.21	.20	.15
Net realized and unrealized gain (loss)	(.04 )	.26	(.12 )	(.99 )	.08
Total from investment operations	.07	.48	.09	(.79 )	.23
Less distributions from:
Net investment income	(.11 )	(.22 )	(.21 )	(.20 )	(.15 )
Net realized gains	—	—	—	(.08 )	(.07 )
Total distributions	(.11 )	(.22 )	(.21 )	(.28 )	(.22 )
Net asset value, end of period	$6.66	$6.70	$6.44	$6.56	$7.63
Total Return (%)[c]	1.03 *	7.55	1.42	(10.57)	2.99 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	13	13	17	12
Ratio of expenses before expense reductions (%)	.68 **	.65	.64	.63	.70 **
Ratio of expenses after expense reductions (%)	.54 **	.54	.53	.51	.54 **
Ratio of net investment income (%)	3.33 **	3.36	3.27	2.79	2.62 **
Portfolio turnover rate (%)	21 *	49	59	49	41 [d]

[a]	For the period from December 1, 2020 (commencement of operations) to August 31, 2021.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2021.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS California Tax-Free Income Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS California Tax-Free Income Fund (the “Fund” ) is a diversified series of Deutsche DWS State Tax-Free Income Series (the “Series” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

DWS California Tax-Free Income Fund	|	21

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

22	|	DWS California Tax-Free Income Fund

Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
When-Issued, Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of

DWS California Tax-Free Income Fund	|	23

the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued, delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At August 31, 2024, the Fund had net tax basis capital loss carryforwards of $19,125,078, including short-term losses ($3,901,452) and long-term losses ($15,223,626), which may be applied against realized net taxable capital gains indefinitely.
At February 28, 2025, the aggregate cost of investments for federal income tax purposes was $331,871,172. The net unrealized depreciation for all investments based on tax cost was $3,542,138. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $5,848,007 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $9,390,145.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in certain securities sold at a loss, premium amortization on debt securities and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such

24	|	DWS California Tax-Free Income Fund

period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
B.
Purchases and Sales of Securities
During the six months ended February 28, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $68,829,755 and $81,704,432, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

DWS California Tax-Free Income Fund	|	25

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.40%
Next $750 million of such net assets	.37%
Next $1.5 billion of such net assets	.35%
Next $2.5 billion of such net assets	.33%
Next $2.5 billion of such net assets	.30%
Next $2.5 billion of such net assets	.28%
Next $2.5 billion of such net assets	.26%
Over $12.5 billion of such net assets	.25%
Accordingly, for the six months ended February 28, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.393% of the Fund’s average daily net assets.
For the period from September 1, 2024 through November 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.79%
Class C	1.54%
Class S	.54%
Institutional Class	.54%
For the six months ended February 28, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$92,420
Class C	1,034
Class S	92,217
Institutional Class	9,505
$195,176
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable

26	|	DWS California Tax-Free Income Fund

monthly. For the six months ended February 28, 2025, the Administration Fee was $158,010, of which $24,023 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2025
Class A	$9,131	$3,156
Class C	140	44
Class S	8,688	2,893
Institutional Class	101	29
	$18,060	$6,122
In addition, for the six months ended February 28, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$64,378
Class C	623
Class S	64,045
Institutional Class	7,016
$136,062
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2025
Class C	$6,100	$915

DWS California Tax-Free Income Fund	|	27

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2025	Annualized Rate
Class A	$228,382	$80,734.24%
Class C	2,033	500.25%
	$230,415	$81,234
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2025 aggregated $691.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2025, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 28, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $473, of which $263 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended February 28, 2025, the Fund engaged in securities purchases of $20,055,000 and securities sales of $20,245,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

28	|	DWS California Tax-Free Income Fund

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2025.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,724,386	$18,121,322	829,345	$5,430,312
Class C	16,450	109,178	9,133	59,535
Class S	317,313	2,116,964	3,139,779	19,643,393
Institutional Class	559,731	3,723,991	913,113	6,001,099
		$24,071,455		$31,134,339
Shares issued to shareholders in reinvestment of distributions
Class A	403,341	$2,685,561	901,756	$5,891,305
Class C	2,816	18,614	8,937	57,801
Class S	248,072	1,647,269	537,370	3,504,553
Institutional Class	34,763	230,759	63,378	413,839
		$4,582,203		$9,867,498
Shares redeemed
Class A	(4,289,994)	$(28,595,296)	(5,249,992)	$(34,408,737)
Class C	(31,430)	(208,687)	(272,574)	(1,772,211)
Class S	(1,334,292)	(8,866,258)	(5,565,453)	(35,635,782)
Institutional Class	(292,823)	(1,951,677)	(924,758)	(6,008,536)
		$(39,621,918)		$(77,825,266)

DWS California Tax-Free Income Fund	|	29

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(1,162,267)	$(7,788,413)	(3,518,891)	$(23,087,120)
Class C	(12,164)	(80,895)	(254,504)	(1,654,875)
Class S	(768,907)	(5,102,025)	(1,888,304)	(12,487,836)
Institutional Class	301,671	2,003,073	51,733	406,402
		$(10,968,260)		$(36,823,429)

30	|	DWS California Tax-Free Income Fund

Shareholders Meeting Results(Unaudited)
A Special Meeting of Shareholders of DWS California Tax-Free Income Fund was held on November 21, 2024. At the meeting, the following matter was voted upon by the shareholders (the resulting votes are presented below):
1.
Election of Board Members.
	Number of Votes:
Trustee	For	Withheld	Broker Non-Votes*
Jennifer S. Conrad	48,092,198.504	821,056.779	0.000
Mary Schmid Daugherty	48,037,407.504	875,847.779	0.000
Keith R. Fox	48,020,993.696	892,261.587	0.000
Chad D. Perry	48,181,678.430	731,576.853	0.000
Rebecca W. Rimel	48,039,348.518	873,906.765	0.000
Catherine Schrand	48,190,650.874	722,604.409	0.000
Proposal 1 reflects trust-wide proposal and voting results. Each Board member was elected at the Special Shareholder Meeting.
While not submitted to shareholders for election at the Special Meeting of Shareholders, Dawn-Marie Driscoll, Richard J. Herring and William N. Searcy, Jr. each continued to serve as Board members until their retirements on December 31, 2024.
* Broker non-votes are proxies received from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote in a particular matter.

DWS California Tax-Free Income Fund	|	31

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS California Tax-Free Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

32	|	DWS California Tax-Free Income Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one -, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that, effective October 1, 2021, in

DWS California Tax-Free Income Fund	|	33

connection with the 2021 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

34	|	DWS California Tax-Free Income Fund

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DCATF-BFE2024

DWS California Tax-Free Income Fund	|	35

DCATF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7(a)

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2025